Employee share scheme reserve	12 Months Ended
Dec. 31, 2022
Employee share scheme reserve
Employee share scheme reserve

14Employee share scheme reserve

At 31 December 2022, the employee share-based compensation reserve balance was $773,666 (at 31 December 2021: $36,929,523, at 31 December 2020: $3,318,292).

Total reversal as a result of the decrease in fair value arising from share-based payment transactions recognized in the consolidated statement of comprehensive income as part of employee benefit was $36,155,857 for the year ended 31 December 2022 (charge of $ 33,611,231 for the year ended 31 December 2021, charge of $2,828,995 for the year ended 31 December 2020). The fair value change is a result of the decline in share price during the year which, in turn, led to a decrease in the probability of exercising options and the value of each option. Grant date was achieved after the award date for majority of awarded shares as the grant date was linked to the business combination transaction. Shares was only granted when business combination transaction was consummated.

On 14 April 2022, the board of directors of the Parent Company passed a unanimous resolution to change the maximum number of share options that the Company is authorized to grant to its employees as identified by the management. This extension remains at similar terms with the original options, where 25% of the options vest annually from the issue date and are exercisable up to 10 years from the issue date.

	2022		2021		2020
	Average
	exercise		Average		Average
	price per		exercise		exercise
	share	Number of	price per	Number of	price per	Number of
	option	options	share option	options	share option	options
	USD		USD		USD
At 1 January	1.609	8,514,500	2.300	4,466,470	1.460	2,908,189
Granted during the year	6.710	5,324,390	1.700	5,849,416	2.360	3,423,086
Exercised during the year	0.001	(986,733)	—	—	—	(833,500)
Forfeited during the year	3.948	(1,985,833)	2.008	(1,801,386)	1.960	(1,031,305)
At 31 December	3.554	10,866,324	1.609	8,514,500	2.300	4,466,470
Vested and exercisable	1.364	3,780,424	1.230	3,575,348	1.250	883,328

14	Employee share scheme reserve (continued)

Share options outstanding at the end of each year have the following expiry date and exercise prices:

	At 31 December
	2022	2021	2020
Number of options	10,866,324	8,514,500	4,466,470
Range of exercise price	$0 - $10	$0 - $3.37	$0.36- $2.50
Range of expiry dates	April 2027 – June 2036	April 2027 – September 2031	January 2030 – December 2030
Weighted average remaining contractual life (in years)	3.52	7.97	8.95

	At 31 December
Strike price	2022	2021
$0-1	2,000,665	2,793,412
$1-1.88	453,544	472,600
$1.88-2.45	899,567	1,031,273
$2.45-3.37	3,211,000	4,217,215
$6.5	60,251	—
$10	4,241,297	—

The following assumptions are used in calculating the fair values of the options:

	At 31 December
Particulars	2022	2021	2020
Expected weighted average volatility (%)	120%	50%	60%
Expected dividends (%)	0%	0%	0%
Expected term (in years)	3.52	1.25	1.25
Risk free rate (%)	4.16%	1.12%	0.10%
Market price	0.137	8.89	$2,353.6

The volatility has been measured as the standard deviation of quoted share prices of comparable peer entities over the last one year from each respective/expected grant date.